Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	41,692,230		41,692,230			37,932,831
Preferred stock, issued	41,587,368		41,587,368			32,653,742
Preferred stock, outstanding	41,587,368		41,587,368	41,692,230		32,653,742
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	74,666,115		74,666,115			61,057,864
Common shares, shares issued	4,595,168		2,765,097			8,396,425
Common shares, shares outstanding	4,595,168	4,488,416	2,765,097	8,544,436	8,468,742	8,396,425	8,273,865